Commitments	12 Months Ended
Mar. 31, 2021
Commitments
Commitments
24.	Commitments
(a)	Capital commitments

Capital expenditures contracted for are analyzed as follows:

	As of March 31,
	2020	2021

	(in millions of RMB)
Contracted but not provided for:
Purchase of property and equipment	15,572	22,736
Construction of corporate campuses	8,982	14,859
	24,554	37,595

(b)  Investment commitments

The Company was obligated to pay up to RMB14,080 million and RMB19,466 million for business combinations and equity investments under various arrangements as of March 31, 2020 and 2021, respectively. The commitment balance as of March 31, 2020 and 2021 primarily includes the consideration for the investment in Focus Media (Note 4(p)) and the remaining committed capital of certain investment funds.

(c)  Other commitments

The Company also has other commitments including commitments for co-location and bandwidth fees, licensed copyrights and marketing expenses. These commitments are analyzed as follows:

	As of March 31,
	2020	2021

	(in millions of RMB)
No later than 1 year	27,398	35,109
Later than 1 year and no later than 5 years	19,261	17,266
More than 5 years	3,102	2,849
	49,761	55,224

As a marketing initiative, the Company entered into a framework agreement with the International Olympic Committee (the “IOC”) and the United States Olympic Committee in January 2017 for a long-term partnership arrangement through 2028. Joining in The Olympic Partner worldwide sponsorship program, the Company has become the official “E-Commerce Services” Partner and “Cloud Services” Partner of the IOC. In addition, the Company has been granted certain marketing rights, benefits and opportunities relating to future Olympic Games and related initiatives, events and activities. The Company committed to provide at least US$815 million worth of cash, cloud infrastructure services and cloud computing services, as well as marketing and media support in connection with various Olympic initiatives, events and activities, including the Olympic Games and the Winter Olympic Games through 2028.